N-4	Oct. 24, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.

In connection with Nomura Holding America Inc's acquisition of the Macquarie funds, on or about November 3, 2025, the Macquarie funds will be renamed as follows:

Old Name	New Name
Macquarie VIP Asset Strategy Class Service	Nomura VIP Asset Strategy Class Service
Macquarie VIP Balanced Class Service	Nomura VIP Balanced Class Service
Macquarie VIP Energy Class Service	Nomura VIP Energy Class Service
Macquarie VIP Global Growth Class Service	Nomura VIP Global Growth Class Service
Macquarie VIP Growth Class Service	Nomura VIP Growth Class Service
Macquarie VIP High Income Class Service	Nomura VIP High Income Class Service
Macquarie VIP International Core Equity Service	Nomura VIP International Core Equity Service
Macquarie VIP Mid Cap Growth Service	Nomura VIP Mid Cap Growth Service
Macquarie VIP Natural Resources Service	Nomura VIP Natural Resources Service
Macquarie VIP Science and Technology Service	Nomura VIP Science and Technology Service
Macquarie VIP Small Cap Core Service	Nomura VIP Small Cap Core Service
Macquarie VIP Small Cap Growth Service	Nomura VIP Small Cap Growth Service
Macquarie VIP Global Value Equity Service	Nomura VIP Global Value Equity Service
Macquarie VIP International Series Standard	Nomura VIP International Series Standard
Macquarie VIP Opportunity Series Standard	Nomura VIP Opportunity Series Standard
Macquarie VIP Total Return Series Standard	Nomura VIP Total Return Series Standard

Each of the Macquarie funds are currently closed to new investors and will remain closed to new investors following the acquisition.

Delaware Management Company will continue to serve as investment adviser to the Nomura funds. However, the current investment sub-advisers to the Macquarie funds will no longer serve as investment sub-advisers to the Nomura funds. Macquarie Investment Management Global Limited will serve as investment sub-adviser to the Nomura VIP Asset Strategy fund, the Nomura VIP Balanced fund, the Nomura VIP Energy fund, the Nomura VIP Natural Resources fund, and the Nomura VIP Total Return fund.

Variable Option [Line Items]
Prospectuses Available [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.
In connection with Nomura Holding America Inc's acquisition of the Macquarie funds, on or about November 3, 2025, the Macquarie funds will be renamed as follows:
C000017158 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Class Service
C000017169 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Balanced Class Service
C000032174 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Energy Class Service
C000017177 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Global Growth Class Service
C000017175 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Growth Class Service
C000017176 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP High Income Class Service
C000017159 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Service
C000017162 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth Service
C000017174 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Natural Resources Service
C000017166 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology Service
C000017168 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Core Service
C000017167 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Growth Service
C000246484 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP International Series Standard
C000212992 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Opportunity Series Standard
C000212995 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Total Return Series Standard